Income Tax Expense	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income Abstract [Abstract]
Disclosure Of Income Tax Explanatory

33. Income Tax Expense

Income tax expense for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Tax payable
Current tax expense	￦	700,597	￦	1,096,600	￦	1,043,047
Adjustments recognized in the period for current tax of prior years		(39,445)		22,925		(51,130)

Sub-total		661,152		1,119,525		991,917

Changes in deferred income tax liabilities (assets)[1]		212,195		114,345		285,820

Income tax recognized directly in equity
Remeasurements of net defined benefit liabilities		(7,240)		52,377		21,172
Exchange difference in foreign operation		25,674		(13,087)		(5,714)
Change in value of available-for-sale financial assets		(84,781)		—		—
Change in value of held-to-maturity financial assets		(3,789)		—		—
Gains (losses) on financial assets at fair value through other comprehensive income		—		(33,329)		(13,168)
Shares of other comprehensive income of associates and joint ventures		20,975		1,374		(3,147)
Cash flow hedges		(4,368)		400		10,537
Hedges of a net investment in a foreign operation		(8,186)		10,292		3,194
OCI related with assets held for sale		(21,498)		—		—
OCI related with separate account assets		4,829		(10,864)		(1,301)
Fair value changes on financial liabilities designated at fair value due to own credit risk		—		(563)		4,294
Net gains on overlay adjustment		—		(884)		(72,817)

Sub-total		(78,384)		5,716		(56,950)

Tax expense	￦	794,963	￦	1,239,586	￦	1,220,787

[1]

The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2017. Amended income tax rate for ￦ 200 million and below is 11%, for ￦ 200 million to ￦ 20 billion is 22%, for ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5%.

An analysis of the net profit before income tax and income tax expense for the years ended December 31, 2017, 2018 and 2019, follows:

	2017			2018			2019
	Tax rate	Amount		Tax rate	Amount		Tax rate	Amount
	(%)	(In millions of Korean won)		(%)	(In millions of Korean won)		(%)	(In millions of Korean won)
Net profit before income tax		￦	4,138,424		￦	4,301,532		￦	4,533,986

Tax at the applicable tax rate[1]	24.19		1,001,037	27.26		1,172,559	27.27		1,236,484
Non-taxable income	(5.02)		(207,777)	(0.28)		(11,888)	(0.52)		(23,601)
Non-deductible expense	0.26		10,706	0.64		27,551	0.42		19,086
Tax credit and tax exemption	(0.04)		(1,658)	(0.01)		(637)	(0.01)		(627)
Temporary difference for which no deferred tax is recognized	(0.16)		(6,484)	0.29		12,260	(0.11)		(4,860)
Deferred tax relating to changes in recognition and measurement	(0.12)		(4,894)	(0.06)		(2,692)	—		(100)
Income tax refund for tax of prior years	(0.12)		(4,854)	(0.19)		(8,135)	(0.20)		(9,105)
Income tax expense of overseas branch	0.04		1,549	0.09		3,882	0.11		5,004
Effects from change in tax rate	0.42		17,367	(0.03)		(1,470)	—		—
Others	(0.24)		(10,029)	1.12		48,156	(0.03)		(1,494)

Average effective tax rate and tax expense	19.21	￦	794,963	28.82	￦	1,239,586	26.93	￦	1,220,787

[1]

Applicable income tax rate for ￦200 million and below is 11%, for over ￦200 million to ￦20 billion is 22%, and for over ￦20 billion to ￦300 billion is 24.2%, for over ￦300 billion is 27.5% as at December 31, 2018 and 2019.